S000055414 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 65% Bloomberg U.S. Aggregate Bond Index and 35% S&P 500® Index)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	4.77%		6.63%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		15.73%
C000174387 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	3.53%		5.17%
Performance Inception Date				Nov. 02, 2016
C000206837 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.49%	3.79%	5.37%
Performance Inception Date			Feb. 20, 2019